CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Cash	R$ 12,302	R$ 6,800
Banks and immediately available investments	2,629,350	2,883,344
Total cash and cash equivalents	2,641,652	2,890,144	R$ 2,555,338	R$ 5,063,383
Short-term investments	R$ 3,652,949	R$ 459,470